ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) $ / shares in Units, ¥ in Thousands, ¥ in Millions								12 Months Ended
	Nov. 28, 2020 USD ($)	Nov. 28, 2020 JPY (¥)	Jan. 15, 2020 USD ($)	Jan. 15, 2020 CNY (¥)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)	Dec. 18, 2017 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Nov. 27, 2020 USD ($)	Jan. 15, 2020 CNY (¥)	Feb. 05, 2019 USD ($)	Dec. 14, 2018 USD ($)	Dec. 14, 2018 CNY (¥)	Jul. 06, 2018 USD ($)	Jul. 06, 2018 CNY (¥)	Apr. 26, 2017 shares	Jan. 09, 2017	Nov. 24, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding | shares								39,274,259	29,624,814								15,000,000
Assets								$ 100,796,722	$ 93,845,408
Liabilities								$ 12,320,746	28,943,003
Long Kai (Shenzheng) Industrial Co Ltd [Member] | Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration | ¥						¥ 71,000
Dogness Intelligence Technology Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital contributions															$ 11,900,000	¥ 80,000
Dongguan Jiasheng [Member] | Dongguan Dogness [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage																			100.00%
Dongguan Jiasheng [Member] | Dogness Intelligence Technology Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage															58.00%	58.00%
HK Dogness [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage																			100.00%
Dogness [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage																		100.00%
Dogness Intelligence Technology Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage																		100.00%
Dogness Intelligence Technology Co., Ltd. [Member] | TwoUnrelated Entities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage															42.00%	42.00%
Zhangzhou Meijia Metal Product Co Ltd [Member] | Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition cost ratio					100.00%	100.00%
Cash consideration					$ 11,100,000
Dogness Japan Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage	51.00%	51.00%										51.00%
Cash consideration	$ 31,092	¥ 3.2
Investments												$ 142,000
Description on disposition	Immediately before the disposition, Dogness Japan’s total assets were $91,625, accounting for only 0.1% of the Company’s consolidated total assets; and total liabilities were approximately $32,144, accounting for only 0.1% of the Company’s consolidated total liabilities	Immediately before the disposition, Dogness Japan’s total assets were $91,625, accounting for only 0.1% of the Company’s consolidated total assets; and total liabilities were approximately $32,144, accounting for only 0.1% of the Company’s consolidated total liabilities
Assets										$ 91,625
Liabilities										$ 32,144
Gain (Loss) on Disposition of Business									$ 5,162
Dogness Japan Co Ltd [Member] | Unrelated Individual [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage												49.00%
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital contributions													$ 1,500,000	¥ 10,000
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Mr Silong Chen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage			51.20%								51.20%
Cash consideration			$ 790,000	¥ 5,120
Capital contributions			$ 760,000								¥ 4,880
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Two Third Parties [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage			48.80%								48.80%
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding | shares								9,069,000	9,069,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding | shares								30,205,259	20,555,814
Common Class A [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued under public offering | shares							10,913,631
Shares issued, price per share | $ / shares							$ 5.00
Proceeds from issuance or sale of equity							$ 54,600,000
Proceeds from issuance of common stock							$ 50,200,000
Ms. Yunhao Chen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, state country name								British Virgin Islands
Entity incorporation, date of incorporation								Jul. 11, 2016
Shareholder [Member] | Dongguan Jiasheng [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage																		100.00%
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, date of incorporation									Dec. 14, 2018